INCOME STATEMENT DETAILS (Schedule of Selling and Marketing Expenses) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Wages, employee benefits expenses and car maintenance	₪ 81	₪ 102	₪ 111
Advertising and marketing	42	44	46
Selling commissions, net	31	28	27
Depreciation and amortization	123	106	77
Operating lease, rent and overhead expenses	2	4	19
Other	12	17	13
Total selling and marketing expenses	₪ 291	₪ 301	₪ 293	[1]

[1]	See note 2(o) regarding the adoption of IFRS 16 - Leases, from the beginning of 2019.